Insurance - Summary of Reconciliation of Changes In Insurance Contracts (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Changes in insurance contracts for reconciliation by remaining coverage and incurred claims [abstract]
At 1 January	$ 39	$ 37
Insurance expenses	32	28
Claims and other amounts paid	(24)	(23)
Impact of discounting and other changes	(2)	(3)
At 31 December	45	39
Analysed as:
Current	16	14
Non-current	29	25
Insurance contracts that are liabilities	45	39
Incurred but not reported claims
Changes in insurance contracts for reconciliation by remaining coverage and incurred claims [abstract]
At 1 January	18
At 31 December	24	18
Analysed as:
Insurance contracts that are liabilities	24	18
Reported but not settled claims
Changes in insurance contracts for reconciliation by remaining coverage and incurred claims [abstract]
At 1 January	21
At 31 December	21	21
Analysed as:
Insurance contracts that are liabilities	$ 21	$ 21